CULLEN FUNDS TRUST

Cullen International High Dividend Fund (the “Fund”)

Supplement dated July 24, 2025

to the Prospectus, Summary Prospectus and Statement of Addition Information (“SAI”) dated October 28, 2024

------

Change to Portfolio Managers

Effective immediately, Anuca Laudat will serve as a co-portfolio manager of the Fund. Ms. Laudat, who has worked at the Adviser since 2012, currently serves as Portfolio Manager and head of the Adviser’s sustainability research and ESG engagement efforts. Accordingly, all references to the Fund’s Portfolio Managers in the Fund’s Prospectus, Summary Prospectus, and SAI are updated to include reference to Ms. Laudat.

The impacted Fund’s investment objectives, strategies, and policies remain unchanged.

Additional Changes to the SAI

In the Investment Advisory and Other Services section, the following text and table is added under the sub-heading “Other Accounts Managed”* on page B-34.

Anuca Laudat managed the following Other Accounts as of June 30, 2025:

			Accounts with Advisory Fee based on Performance
	Total Assets	Number of Accounts	Number of Accounts	Total Assets
Anuca Laudat1
Other accounts	5,780,300,609	1,987	—	—
Other pooled vehicle	69,410,582	1	—	—
Registered Investment Company	—	—	—	—
*	Other accounts managed includes accounts and assets of the Adviser and Schafer Cullen Capital Management, Inc., an affiliated entity.

Within the same section, the following text and table is added under the sub-heading “Securities Owned in the Funds by Portfolio Managers” on page B-36.

As of June 30, 2025, Anuca Laudat beneficially owned(1) the following dollar range of equity securities:

Name of Portfolio Manager	High Dividend Fund	International High Dividend Fund	Small Cap Value Fund	Value Fund	Emerging Markets High Dividend Fund	Enhanced Equity Income Fund
Anuca Laudat	None	$1 - $10,000	None	None	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Thank you for your investment. If you have any questions, please call the Funds toll-free at 1-877-485-8586.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

  ´